[HARBOR FUND LETTERHEAD]

July 25, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Harbor Fund (the “Trust”) File Nos. 33-5852 and 811-4676
Ladies and Gentlemen:
     Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 51 (amendment no. 53 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A for the Harbor Global Value Fund (the “Fund”), which is a newly formed series of the Trust, including the prospectus and statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.
     The Trust had originally requested acceleration of the effective date of the Registration Statement for the Fund in post-effective amendment no. 50 (amendment no. 52 under the 1940 Act) (the “Prior Amendment”). However, the Trust is hereby withdrawing its request for acceleration and therefore the registration statement for the Fund should go effective automatically on August 6, 2006, which is the 75th day following the filing of the Prior Amendment. Accordingly, this Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on August 6, 2006.
     The Amendment is being filed for the purpose of responding to comments of the staff of the Securities and Exchange Commission (the “Commission”) with respect to the prospectus and SAI, which were provided by Mr. Briccio Barrientos of the Division of Investment Management of the Commission.
     Set forth below are the staff’s verbal comments together with the Trust’s responses.

Securities and Exchange Commission
July 25, 2006

COMMENT 1 (Prospectus — Risk/Return Summary)
The staff would consider companies with market capitalizations in the $2 billion range to be small cap companies. Because the Fund may invest in securities of companies with market capitalizations in excess of $2 billion, please supplement the “Principal Risks” disclosure by including disclosure regarding the risks associated with investing in smaller capitalization companies.

Response:	Comment no.1 is accepted. The requested risk disclosure has been added to the “Principal Risks” section of the “Risk/Return Summary”.
COMMENT 2 (Prospectus — Risk/Return Summary)
Because the Fund uses the word “global” in its name, the staff believes that the Fund should have a policy regarding the minimum number of countries it will normally expect to invest in. Please indicate the minimum number of countries that the Fund will normally expect to invest in.

Response:	Comment no. 2 is accepted in part. Disclosure has been added to the “Principal Strategies and Investments” section to the effect that the Fund will invest, under normal conditions, in a minimum of five countries, one of which may be the United States.

The staff has subsequently indicated that it is not comfortable with five as the minimum country number and that it would like to see a larger number of countries for the minimum. While the Fund Name Rule explicitly does not apply to mutual funds with the words “global” or “international” in their names, the staff referenced footnote number 42 to the adopting release for Rule 35d-1 (the “Fund Name Rule”) as evidence of the staff’s position regarding the need for including a minimum country number greater than five. The relevant portion of that footnote provides:

“The terms “international” and “global,” however, connote diversification among investments in a number of different countries throughout the world, and “international” and “global” funds will not be subject to the rule. We would expect, however, that investment companies using these terms in their names will invest their assets in investments that are tied economically to a number of countries throughout the world.”

There is no reference in that footnote or the adopting release as a whole to a specific number of countries that would be acceptable. We believe that the Commission intentionally omitted a specific number to give registrants the flexibility to determine, within reason, what number is appropriate for them given their particular investing strategies. We believe that a policy of investing in at least five countries under normal circumstances is both reasonable and consistent with the language in the footnote to the release. We also noted to the staff that the investment policies of the eight largest equity mutual funds (by net assets) using “global” in their names include either no reference to a minimum number of countries or reference a minimum of three countries. Accordingly, we believe that our use of a minimum of 5 countries is also consistent with industry practice and shareholder expectations for funds in this category.

For these reasons, we are not willing to raise the minimum number of countries beyond the five that we originally proposed in response to this comment.

Securities and Exchange Commission
July 25, 2006

COMMENT 3 (Prospectus — Risk/Return Summary)
Because the Fund uses the word “global” in its name, the staff believes the Fund’s current policy which provides the flexibility to invest all of its assets in U.S. issuers if the subadviser determines such a U.S. weighting is appropriate to be inconsistent for fund with “global” in its name since such a name connotes exposure to issuers in a number of countries throughout the world.

Response:	Comment no. 3 is accepted. As noted above, the addition of a policy regarding the minimum number of countries in which the Fund will normally invest would prevent the Fund from normally investing all of its assets in U.S. issuers. Accordingly, the Fund has revised its disclosure under the “Principal Strategies and Investments” section to delete reference to the Fund’s ability to invest all of its assets in U.S. issuers.
COMMENT 4 (Prospectus — Risk/Return Summary)
Please complete all of the tables within the “Risk/Return Summary”.

Response:	Comment no. 4 is accepted. The tables have been completed.
COMMENT 5 (Prospectus — The Fund’s Investments)
Please indicate whether the Fund’s investments in initial public offerings (“IPOs”) would constitute a principal investment strategy for the Fund. If so, please add specific disclosure to the “Principal Risks” section which describes the risks associated with investing in IPOs. If not, please delete reference to IPOs from the “Additional Information about the Fund’s Principal Investments” section.

Response:	Comment no. 5 is accepted. We have confirmed with the subadviser that investments in IPOs are not a principal investment strategy for the Fund. Accordingly, reference to IPOs in the “Additional Information about the Fund’s Principal Investments” section has been deleted.
COMMENT 6 (Prospectus — The Adviser and Subadviser)
In accordance with Item 5(a)(2) of Form N-1A, please clarify the roles of the three named portfolio managers for the subadviser and indicate any limitations on such roles in the “Subadvisers and Fund Managers” section.

Response:	Comment no. 6 is accepted. Disclosure has been added to that section which clarifies the portfolio managers’ roles and responsibilities in satisfaction of Item 5(a)(2) of Form N-1A.
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In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Fund does not involve a master/feeder arrangement, (ii) the Fund is not a money market fund, (iii) shares of the Fund may be marketed through banks and/or savings and loan associations and (iv) none of the Fund’s operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Fund may invest.

Securities and Exchange Commission
July 25, 2006

     As requested by the staff, Harbor Fund acknowledges the following in connection with this response letter:
1.	Harbor Fund is responsible for the adequacy and accuracy of the disclosure in this filing.
2.	Staff comments or changes to disclosures in response to the staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.
3.	Harbor Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     If you have any questions or comments, please contact the undersigned at (419) 249-2920.

Sincerely,

/s/ Charles F. McCain

Charles F. McCain Chief Compliance Officer

Cc:	Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser
Karen B. Wasil
Jodie L. Crotteau
Harbor Fund